Provision for Income Taxes - Significant Components of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2024
Deferred tax assets:
Provision for credit losses	$ 275	$ (873)
Plant and equipment	270	568
Right-of-use asset and lease liabilities	4,117	3,043
Total	$ 4,662	$ 2,738